Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of our Company for each of the last three completed fiscal years. In determining the “compensation actually paid” to our NEOs, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for the 2023, 2024 and 2025 fiscal years. Note that for our NEOs other than our CEO, or principal executive officer, compensation is reported as an average.

Christopher T. Giordano (“PEO”)
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non- PEO NEOs (4)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (“TSR”) (5)	Net Income (Loss) (millions) (6)
2025	$8,079,633	$21,671,572	$1,866,484	$4,799,796	$0.73	$(52.6)
2024	$7,403,591	$7,702,803	$1,717,532	$1,776,945	$0.37	$(17.6)
2023	$644,770	$515,684	$323,756	$259,737	$1.00	$(7.7)

(1)
Represents the amounts of total compensation reported for our PEO for each corresponding year in the “Total” column of the Summary Compensation Table above or the Summary Compensation Table included in our definitive proxy statement filed with the SEC on April 25, 2025, as applicable.
(2)
Represents the amount of “compensation actually paid” to our PEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made our PEO’s total compensation for each year to determine the compensation actually paid:

	Year	Reported Summary Compensation Table Total for PEO	Reported Value of Option Awards (a)(b)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
Christopher T.	2025	$8,079,633	$(7,266,000)	$20,857,939	$21,671,572
Giordano	2024	$7,403,591	$(6,475,000)	$6,774,212	$7,702,803
PEO	2023	$644,770	$-	$(129,086)	$515,684

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
In order to calculate the average compensation “actually paid” to our PEO, we are required under the SEC rules to subtract from the value in the Summary Compensation Table the grant date fair value of equity awards, and add back the following: (i) the year-end fair value of any equity awards in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year (i)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years (ii)		Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year (iii)	Change in Fair Value as of the Vesting Date from Prior Year End of Equity Awards Granted in Prior Years that Vested in the Year (iv)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (v)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation (vi)	Total Equity Award Adjustments ($)
Christopher T.	2025	$16,506,000	$2,022	`	$-	$4,349,917	$-	$-	$20,857,939
Giordano	2024	$6,777,622	$(2,417)		$-	$(993)	$-	$-	$6,774,212
PEO	2023	$-	$(103,269)		$-	$(25,817)	$-	$-	$(129,086)

(3)
Represents the average of the amounts reported for our NEOs as a group (excluding our PEO) in each applicable year in the “Total” column of the Summary Compensation Table above or the Summary Compensation Table included in our definitive proxy statement filed with the SEC on April 25, 2025, as applicable, which includes for 2025, Dr. Rich and Mr. McGauley, for 2024, Dr. Rich and Mr. Hoffman, a former Interim Chief Financial Officer; and for 2023, Dr. Rich, and Mr. Lurier, a former Interim Chief Financial Officer (the “Non-PEO NEOs”).
(4)
Represents the average amount of “compensation actually paid” to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year to determine the compensation actually paid, using the same methodology described above in Note (2):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$1,866,484	$(1,621,375)	$4,554,687	$4,799,796
2024	$1,717,532	$(1,295,000)	$1,354,414	$1,776,945
2023	$323,756	$-	$(64,019)	$259,737

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$3,684,375	$319	$-	$869,993	$-	$-	$4,554,687
2024	$1,355,369	$(724)	$-	$(231)	$-	$-	$1,354,414
2023	$-	$(51,114)	$-	$(12,905)	$-	$-	$(64,019)

(5)
TSR is cumulative for the measurement periods beginning on December 31, 2022 and ending on December 31 of each of 2025, 2024 and 2023, respectively, calculated by dividing the difference between our Company’s share price at the end and the beginning of the measurement period by our company’s share price at the beginning of the measurement period. No dividends were paid in 2023, 2024 or 2025.
(6)
The dollar amounts reported represent the amount of net income (loss) reflected in our consolidated audited financial statements for the applicable year.

Named Executive Officers, Footnote	Represents the average of the amounts reported for our NEOs as a group (excluding our PEO) in each applicable year in the “Total” column of the Summary Compensation Table above or the Summary Compensation Table included in our definitive proxy statement filed with the SEC on April 25, 2025, as applicable, which includes for 2025, Dr. Rich and Mr. McGauley, for 2024, Dr. Rich and Mr. Hoffman, a former Interim Chief Financial Officer; and for 2023, Dr. Rich, and Mr. Lurier, a former Interim Chief Financial Officer (the “Non-PEO NEOs”).
PEO Total Compensation Amount	$ 8,079,633	$ 7,403,591	$ 644,770
PEO Actually Paid Compensation Amount	$ 21,671,572	7,702,803	515,684
Adjustment To PEO Compensation, Footnote
(2)
Represents the amount of “compensation actually paid” to our PEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made our PEO’s total compensation for each year to determine the compensation actually paid:

	Year	Reported Summary Compensation Table Total for PEO	Reported Value of Option Awards (a)(b)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
Christopher T.	2025	$8,079,633	$(7,266,000)	$20,857,939	$21,671,572
Giordano	2024	$7,403,591	$(6,475,000)	$6,774,212	$7,702,803
PEO	2023	$644,770	$-	$(129,086)	$515,684

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
In order to calculate the average compensation “actually paid” to our PEO, we are required under the SEC rules to subtract from the value in the Summary Compensation Table the grant date fair value of equity awards, and add back the following: (i) the year-end fair value of any equity awards in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year (i)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years (ii)		Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year (iii)	Change in Fair Value as of the Vesting Date from Prior Year End of Equity Awards Granted in Prior Years that Vested in the Year (iv)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year (v)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation (vi)	Total Equity Award Adjustments ($)
Christopher T.	2025	$16,506,000	$2,022	`	$-	$4,349,917	$-	$-	$20,857,939
Giordano	2024	$6,777,622	$(2,417)		$-	$(993)	$-	$-	$6,774,212
PEO	2023	$-	$(103,269)		$-	$(25,817)	$-	$-	$(129,086)

Non-PEO NEO Average Total Compensation Amount	$ 1,866,484	1,717,532	323,756
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,799,796	1,776,945	259,737
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Represents the average amount of “compensation actually paid” to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year to determine the compensation actually paid, using the same methodology described above in Note (2):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$1,866,484	$(1,621,375)	$4,554,687	$4,799,796
2024	$1,717,532	$(1,295,000)	$1,354,414	$1,776,945
2023	$323,756	$-	$(64,019)	$259,737

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$3,684,375	$319	$-	$869,993	$-	$-	$4,554,687
2024	$1,355,369	$(724)	$-	$(231)	$-	$-	$1,354,414
2023	$-	$(51,114)	$-	$(12,905)	$-	$-	$(64,019)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Loss

As described in more detail in this proxy statement, our executive compensation program reflects our status as a Phase 3 development-stage pharmaceutical company using clinical insights to develop novel cardiopulmonary therapies. Our products are in the clinical development stage, and we increase the value of our Company by advancing our investigational products through the various product testing requirements as set forth by the FDA. The metrics that we use for both our short-term and long-term incentive awards relate to the progress made in advancing our products through the regulatory development and clinical testing requirements. We are not a commercial-stage company and did not have any revenue during the periods presented. Consequently, our Company has not historically looked to net income (loss) as a performance measure for our executive compensation program. In 2023, our net loss decreased compared to the prior year, and the compensation actually paid for both our PEO and non-PEO NEOs decreased. In 2024, our net loss increased due to the expansion of our clinical trials. Also in 2024, we raised approximately $109 million of gross proceeds in two equity offerings which we used to further expand our clinical trials and fund the Company. In 2024, we increased salaries and also made equity grants to our employees for the first time since 2022, leading to an increase in compensation actually paid for both our PEO and non-PEO NEOs. In 2025, our net loss increased due to the continued expansion of our clinical trials. Also in 2025, we raised an additional $25 million in gross proceeds from the sale of common stock and $15.3 million from the exercise of warrants and pre-funded warrants. We believe the increases in compensation actually paid is reasonable given the result of the

Company’s operational success as demonstrated by the significance of funding received and is necessary to incentivize our PEO and non-PEO NEOs.

Total Shareholder Return Amount	$ 0.73	0.37	1
Net Income (Loss)	$ (52,600,000)	(17,600,000)	(7,700,000)
PEO Name	Christopher T. Giordano
Additional 402(v) Disclosure

We generally seek to incentivize long-term performance, and therefore do not specifically align our performance measures with “compensation actually paid” (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,266,000)	(6,475,000)	0
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,857,939	6,774,212	(129,086)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,506,000	6,777,622	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,022	(2,417)	(103,269)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,349,917	(993)	(25,817)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,621,375)	(1,295,000)	0
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,554,687	1,354,414	(64,019)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,684,375	1,355,369	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	319	(724)	(51,114)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	869,993	(231)	(12,905)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0